Schedule of exchange variation (Details) R$ in Thousands, $ in Thousands	Sep. 30, 2021 USD ($) Number	Sep. 30, 2021 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Gross nominal value | R$		R$ 1,507,624
First Quarter [Member]
IfrsStatementLineItems [Line Items]
Gross nominal value | R$		505,945
Second Quarter [Member]
IfrsStatementLineItems [Line Items]
Gross nominal value | R$		645,837
Third Quarter [Member]
IfrsStatementLineItems [Line Items]
Gross nominal value | R$		R$ 355,842
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total nominal value | $	$ 516,000
United States of America, Dollars | First Quarter [Member]
IfrsStatementLineItems [Line Items]
Total nominal value | $	$ 150,000
Conversion rate at inception	2.0017	2.0017
Closing rate	5.3747	5.3747
United States of America, Dollars | Second Quarter [Member]
IfrsStatementLineItems [Line Items]
Total nominal value | R$		R$ 186,000
Conversion rate at inception	2.0017	2.0017
Closing rate	5.4739	5.4739
United States of America, Dollars | Third Quarter [Member]
IfrsStatementLineItems [Line Items]
Total nominal value | $	$ 180,000
Conversion rate at inception	2.0017	2.0017
Closing rate	3.9786	3.9786